Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2024
Document Effective Date	Aug. 28, 2024
Prospectus Date	Aug. 28, 2024
QRAFT AI-Enhanced U.S. Large Cap ETF | QRAFT AI-Enhanced U.S. Large Cap ETF
Prospectus:
Trading Symbol	QRFT
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF | QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus:
Trading Symbol	AMOM
LG QRAFT AI-Powered U.S. Large Cap Core ETF | LG QRAFT AI-Powered U.S. Large Cap Core ETF
Prospectus:
Trading Symbol	LQAI
Cabana Target Beta ETF | Cabana Target Beta ETF
Prospectus:
Trading Symbol	TDSB
Cabana Target Drawdown 10 ETF | Cabana Target Drawdown 10 ETF
Prospectus:
Trading Symbol	TDSC
Cabana Target Leading Sector Moderate ETF | Cabana Target Leading Sector Moderate ETF
Prospectus:
Trading Symbol	CLSM